Financial Instrument Risk Management Financial Instrument Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of maximum exposure to credit risk
The positive fair value of derivative assets is used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all derivative contracts with a positive fair value. Additionally, we have credit exposure to items not on the Consolidated Statements of Financial Position as follows:

As at December 31,	2018	2017
Off-balance sheet items:
Loan commitments(1)	$2,460	$1,740
Guarantees	—	12
Total off-balance sheet items	$2,460	$1,752

(1) Loan commitments include commitments to extend credit under commercial and multi-family residential mortgages and private debt securities not quoted in an active market. Commitments on debt securities contain provisions that allow for withdrawal of the commitment if there is deterioration in the credit quality of the borrower.

Disclosure of right of offset and collateral
We do not offset financial instruments in our Consolidated Statements of Financial Position, as our rights of offset are conditional. The following tables present the effect of conditional netting and similar arrangements. Similar arrangements include global master repurchase agreements, security lending agreements, and any related rights to financial collateral.

As at December 31,	2018				2017
	Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position			Financial instruments presented in the Consolidated Statements of Financial Position(1)	Related amounts not set off in the Consolidated Statements of Financial Position
		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount		Financial instruments subject to master netting or similar agreements	Financial collateral (received) pledged(2)	Net amount
Financial assets
Derivative assets (Note 6.A.v)	$1,112	$(768)	$(298)	$46	$1,478	$(694)	$(662)	$122
Reverse repurchase agreements (Note 8)	17	(17)	—	—	—	—	—	—
Total financial assets	$1,129	$(785)	$(298)	$46	$1,478	$(694)	$(662)	$122
Financial liabilities
Derivative liabilities	$(2,295)	$768	$1,132	$(395)	$(1,756)	$694	$754	$(308)
Repurchase agreements (Note 5.F.ii)	(1,824)	17	1,807	—	(1,976)	—	1,976	—
Total financial liabilities	$(4,119)	$785	$2,939	$(395)	$(3,732)	$694	$2,730	$(308)

(1) Net amounts of the financial instruments presented in our Consolidated Statements of Financial Position are the same as our gross recognized financial instruments, as we do not offset financial instruments in our Consolidated Statements of Financial Position.

(2)
Financial collateral excludes overcollateralization and for exchange-traded derivatives, initial margin. Total financial collateral, including initial margin and overcollateralization, received on derivative assets was $470 ($853 as at December 31, 2017), received on reverse repurchase agreements was $17 ($nil as at December 31, 2017), pledged on derivative liabilities was $1,726 ($1,127 as at December 31, 2017), and pledged on repurchase agreements was $1,824 ($1,976 as at December 31, 2017).

Disclosure of financial assets
The following table summarizes the financial assets included in our Consolidated Statements of Financial Position and the asset classifications applicable to these assets:

Cash, cash equivalents and short-term securities	FVTPL
Debt securities	FVTPL and AFS
Equity securities	FVTPL and AFS
Mortgages and loans	Loans and receivables
Other invested assets	FVTPL and AFS
Policy loans	Loans and receivables
Cash, cash equivalents and short-term securities presented in our Consolidated Statements of Financial Position and Net cash, cash equivalents and short-term securities presented in our Consolidated Statements of Cash Flows consist of the following:

As at December 31,	2018	2017
Cash	$2,089	$1,504
Cash equivalents	5,209	4,592
Short-term securities	2,208	2,794
Cash, cash equivalents and short-term securities	9,506	8,890
Less: Bank overdraft, recorded in Other liabilities	104	140
Net cash, cash equivalents and short-term securities	$9,402	$8,750
The carrying values and fair values of our financial assets are shown in the following table:

As at	December 31, 2018		December 31, 2017
	Carrying value	Fair value	Carrying value	Fair value
Assets
Cash, cash equivalents and short-term securities	$9,506	$9,506	$8,890	$8,890
Debt securities – fair value through profit or loss	61,402	61,402	59,967	59,967
Debt securities – available-for-sale	13,041	13,041	12,652	12,652
Equity securities – fair value through profit or loss	4,014	4,014	5,078	5,078
Equity securities – available-for-sale	620	620	942	942
Mortgages and loans	46,822	48,434	42,805	45,406
Derivative assets	1,112	1,112	1,478	1,478
Other invested assets – fair value through profit or loss(1)	2,701	2,701	2,211	2,211
Other invested assets – available-for-sale(1)	621	621	562	562
Policy loans	3,222	3,222	3,106	3,106
Total financial assets(2)	$143,061	$144,673	$137,691	$140,292

(1) Other invested assets (FVTPL and AFS) include our investments in segregated funds, mutual funds, and limited partnerships.
(2) Invested assets on our Consolidated Statements of Financial Position of $151,726 ($146,139 as at December 31, 2017) includes Total financial assets in this table, Investment properties of $7,157 ($7,067 as at December 31, 2017), and Other invested assets – non-financial assets of $1,508 ($1,381 as at December 31, 2017).

The following table provides a reconciliation of the beginning and ending balances for assets that are categorized in Level 3:

For the year ended	Debt securities – fair value through profit or loss	Debt securities – available-for-sale	Equity securities – fair value through profit or loss	Equity securities – available-for-sale	Other invested assets	Investment properties	Total invested assets measured at fair value	Investments for account of segregated fund holders	Total assets measured at fair value
December 31, 2018
Beginning balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700
Included in net income(1)(3)(5)	(4)	—	9	—	69	441	515	29	544
Included in OCI(3)	—	(5)	—	(8)	(9)	—	(22)	—	(22)
Purchases	164	140	19	4	644	621	1,592	430	2,022
Sales	(49)	(6)	—	(1)	(227)	(1,113)	(1,396)	(31)	(1,427)
Settlements	(21)	(4)	—	(1)	—	—	(26)	(1)	(27)
Transfers into Level 3(2)	12	1	—	1	—	—	14	4	18
Transfers (out) of Level 3(2)	(159)	(221)	—	—	—	—	(380)	(5)	(385)
Foreign currency translation(4)	13	2	7	3	43	141	209	16	225
Ending balance	$373	$43	$202	$36	$2,241	$7,157	$10,052	$1,596	$11,648
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$5	$—	$9	$—	$69	$331	$414	$27	$441

December 31, 2017
Beginning balance	$442	$191	$144	$7	$1,544	$6,592	$8,920	$865	$9,785
Included in net income(1)(3)(5)	(3)	(1)	7	—	(59)	158	102	60	162
Included in OCI(3)	—	—	—	—	18	—	18	—	18
Purchases	180	215	34	32	505	448	1,414	302	1,716
Sales	(41)	(2)	(7)	—	(318)	(277)	(645)	(77)	(722)
Settlements	(66)	(5)	(7)	—	—	—	(78)	(1)	(79)
Transfers into Level 3(2)(6)	204	—	—	—	49	259	512	—	512
Transfers (out) of Level 3(2)	(284)	(262)	—	—	—	—	(546)	—	(546)
Foreign currency translation(4)	(15)	—	(4)	(1)	(18)	(113)	(151)	5	(146)
Ending balance	$417	$136	$167	$38	$1,721	$7,067	$9,546	$1,154	$10,700
Gains (losses) included in earnings relating to instruments still held at the reporting date(1)	$—	$—	$8	$—	$(59)	$147	$96	$27	$123
(1) Included in Net investment income (loss) for Total invested assets measured at fair value in our Consolidated Statements of Operations.
(2) Transfers into Level 3 occur when the inputs used to price the assets and liabilities lack observable market data, and as a result, no longer meet the Level 1 or 2 definitions at the reporting date. Transfers out of Level 3 occur when the pricing inputs become more transparent and satisfy the Level 1 or 2 criteria and are primarily the result of observable market data being available at the reporting date, thus removing the requirement to rely on inputs that lack observability.
(3) Total gains and losses in net income (loss) and OCI are calculated assuming transfers into or out of Level 3 occur at the beginning of the period. For an asset or liability that transfers into Level 3 during the reporting period, the entire change in fair value for the period is included in the table above. For transfers out of Level 3 during the reporting period, the change in fair value for the period is excluded from the table above.
(4) Foreign currency translation relates to the foreign exchange impact of translating Level 3 assets and liabilities of foreign subsidiaries from their functional currencies to Canadian dollars.
(5) Investment properties included in net income is comprised of fair value changes on investment properties of $529 ($211 in 2017) net of amortization of leasing commissions and tenant inducements of $88 ($53 in 2017).
(6) Transfers into Level 3 in Investment properties includes the reclassification of our former head office location in 2017, previously classified as owner-occupied with a fair value of $259 at the time of transfer from Other assets to Investment properties. The reclassification recognized a revaluation surplus of $172, which was recorded as an increase of $139 of accumulated other comprehensive income, net of taxes of $33.

The carrying value of debt securities by geographic location is shown in the following table. The geographic location is based on the country of the creditor's parent.

As at December 31,	2018			2017
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Canada	$25,091	$4,217	$29,308	$24,132	$4,114	$28,246
United States	21,329	5,917	27,246	20,758	5,719	26,477
United Kingdom	5,092	565	5,657	5,319	590	5,909
Other	9,890	2,342	12,232	9,758	2,229	11,987
Balance	$61,402	$13,041	$74,443	$59,967	$12,652	$72,619

The carrying value of debt securities by issuer and industry sector is shown in the following table:

As at December 31,	2018			2017
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities issued or guaranteed by:
Canadian federal government	$3,830	$1,746	$5,576	$3,366	$1,832	$5,198
Canadian provincial and municipal government	11,866	1,199	13,065	12,158	1,138	13,296
U.S. government and agency	1,380	1,527	2,907	1,231	818	2,049
Other foreign government	4,929	717	5,646	5,361	752	6,113
Total government issued or guaranteed debt securities	22,005	5,189	27,194	22,116	4,540	26,656
Corporate debt securities by industry sector(1):
Financials	8,390	1,470	9,860	7,856	1,705	9,561
Utilities	6,353	528	6,881	6,756	550	7,306
Industrials	4,053	590	4,643	4,090	707	4,797
Energy	3,628	340	3,968	3,657	455	4,112
Communication services(2)	2,826	481	3,307	2,826	545	3,371
Real estate	2,640	376	3,016	2,213	366	2,579
Health care	1,734	299	2,033	1,256	323	1,579
Consumer staples	1,625	257	1,882	1,920	351	2,271
Consumer discretionary(2)	1,372	209	1,581	1,329	363	1,692
Materials	1,225	256	1,481	1,211	262	1,473
Information technology(2)	1,024	207	1,231	1,056	267	1,323
Total corporate debt securities	34,870	5,013	39,883	34,170	5,894	40,064
Asset-backed securities	4,527	2,839	7,366	3,681	2,218	5,899
Total debt securities	$61,402	$13,041	$74,443	$59,967	$12,652	$72,619

(1) Balances in 2017 have been changed to conform with current year presentation.
(2) Our grouping of debt securities by sector is based on the Global Industry Classification Standard and S&P Dow Jones Indices. During 2018, certain
Consumer discretionary and Information technology debt securities were moved to the Communication services sector.

The contractual maturities of debt securities are shown in the following table. Actual maturities could differ from contractual maturities because of the borrower's right to call or extend or right to prepay obligations, with or without prepayment penalties.

As at December 31,	2018			2017
	Fair value through profit or loss	Available-for- sale	Total debt securities	Fair value through profit or loss	Available-for- sale	Total debt securities
Due in 1 year or less	$2,189	$1,175	$3,364	$1,432	$1,053	$2,485
Due in years 2-5	9,307	4,865	14,172	7,903	3,465	11,368
Due in years 6-10	10,080	2,580	12,660	10,148	3,177	13,325
Due after 10 years	39,826	4,421	44,247	40,484	4,957	45,441
Total debt securities	$61,402	$13,041	$74,443	$59,967	$12,652	$72,619

The carrying value of mortgages by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2018	2017
Due in 1 year or less	$968	$931
Due in years 2-5	5,118	4,829
Due in years 6-10	7,351	6,963
Due after 10 years	3,021	2,792
Total mortgages	$16,458	$15,515

The carrying value of loans by scheduled maturity, before allowances for losses, is as follows:

As at December 31,	2018	2017
Due in 1 year or less	$1,425	$1,806
Due in years 2-5	6,968	6,350
Due in years 6-10	5,183	4,968
Due after 10 years	16,863	14,216
Total loans	$30,439	$27,340
The carrying value of mortgages and loans by geographic location and type is shown in the following tables. The geographic location for mortgages is based on location of property, while for corporate loans it is based on the country of the creditor's parent.

As at December 31, 2018	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$1,921	$2,281	$—	$—	$4,202
Office	1,811	2,417	—	—	4,228
Multi-family residential	3,455	1,920	—	—	5,375
Industrial and land	752	1,154	—	—	1,906
Other	618	104	—	—	722
Total mortgages(1)	$8,557	$7,876	$—	$—	$16,433
Loans	$13,238	$11,458	$2,547	$3,146	$30,389
Total mortgages and loans	$21,795	$19,334	$2,547	$3,146	$46,822

(1) $3,537 of mortgages in Canada are insured by the CMHC.

As at December 31, 2017	Canada	United States	United Kingdom	Other	Total
Mortgages
Retail	$2,027	$2,264	$—	$—	$4,291
Office	1,898	2,363	—	—	4,261
Multi-family residential	3,214	1,368	—	—	4,582
Industrial and land	670	990	—	—	1,660
Other	581	118	—	—	699
Total mortgages(1)	$8,390	$7,103	$—	$—	$15,493
Loans	$13,265	$9,542	$1,678	$2,827	$27,312
Total mortgages and loans	$21,655	$16,645	$1,678	$2,827	$42,805

(1) $3,171 of mortgages in Canada are insured by the CMHC.

Disclosure of notional amounts of derivative instruments by type and maturity
Notional amounts of derivative financial instruments are the basis for calculating payments and are generally not the actual amounts exchanged. The following table provides the notional amounts of derivative instruments outstanding by type of derivative and term to maturity:

As at December 31,	2018				2017
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Over-the-counter contracts:
Interest rate contracts:
Forward contracts	$—	$—	$—	$—	$469	$—	$—	$469
Swap contracts	1,101	3,506	16,685	21,292	1,348	3,486	16,053	20,887
Options purchased	1,198	2,898	3,737	7,833	1,062	2,266	2,451	5,779
Options written(1)	477	648	225	1,350	—	786	459	1,245
Foreign exchange contracts:
Forward contracts	6,529	15	—	6,544	6,305	42	—	6,347
Swap contracts	532	4,451	9,210	14,193	332	4,198	7,214	11,744
Other contracts:
Forward contracts	127	158	—	285	109	150	—	259
Swap contracts	112	1	—	113	126	1	—	127
Credit derivatives	—	1,329	27	1,356	48	903	170	1,121
Exchange-traded contracts:
Interest rate contracts:
Futures contracts	3,669	—	—	3,669	3,415	—	—	3,415
Equity contracts:
Futures contracts	2,377	—	—	2,377	2,216	—	—	2,216
Options purchased	186	—	—	186	465	47	—	512
Total notional amount	$16,308	$13,006	$29,884	$59,198	$15,895	$11,879	$26,347	$54,121

(1)	These are covered short derivative positions that may include interest rate options, swaptions, or floors.

The following table provides the fair value of derivative instruments outstanding by term to maturity:

As at December 31,	2018				2017
	Term to maturity				Term to maturity
	Under 1 Year	1 to 5 Years	Over 5 Years	Total	Under 1 Year	1 to 5 Years	Over 5 Years	Total
Derivative assets	$100	$150	$862	$1,112	$97	$226	$1,155	$1,478
Derivative liabilities	$(240)	$(555)	$(1,500)	$(2,295)	$(90)	$(347)	$(1,319)	$(1,756)

Disclosure of debt securities, mortgages, and loans by credit quality
The table below presents the distribution of Reinsurance assets by credit rating:

As at December 31,	2018			2017
	Gross exposure	Collateral	Net exposure	Gross exposure	Collateral	Net exposure
Reinsurance assets by credit rating:
AA	$1,442	$6	$1,436	$1,241	$4	$1,237
A	1,760	83	1,677	1,632	99	1,533
BBB	203	132	71	157	116	41
BB	1,677	1,617	60	1,539	1,455	84
B	—	—	—	257	74	183
CCC	252	72	180	—	—	—
Not rated	79	75	4	76	72	4
Total	$5,413	$1,985	$3,428	$4,902	$1,820	$3,082
Less: negative reinsurance assets	1,272			874
Total Reinsurance assets	$4,141			$4,028
The following tables summarize our mortgages and loans by credit quality indicator:

As at December 31,	2018	2017
Mortgages by credit rating:
Insured	$3,537	$3,171
AAA	3	4
AA	2,209	1,716
A	4,841	4,304
BBB	4,925	5,060
BB and lower	912	1,227
Impaired	6	11
Total mortgages	$16,433	$15,493

As at December 31,	2018	2017
Loans by credit rating:
AAA	$341	$400
AA	4,659	3,670
A	11,483	11,626
BBB	12,766	10,745
BB and lower	1,097	810
Impaired	43	61
Total loans	$30,389	$27,312

The following table shows the OTC derivative financial instruments with a positive fair value split by counterparty credit rating:

As at December 31,	2018			2017
	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)	Gross positive replacement cost(2)	Impact of master netting agreements(3)	Net replacement cost(4)
Over-the-counter contracts:
AA	$289	$(252)	$37	$113	$(95)	$18
A	750	(507)	243	872	(589)	283
BBB	46	(9)	37	466	(10)	456
Total over-the-counter derivatives(1)	$1,085	$(768)	$317	$1,451	$(694)	$757

(1) Exchange-traded derivatives with a positive fair value of $27 in 2018 ($27 in 2017) are excluded from the table above, as they are subject to daily margining requirements. Our credit exposure on these derivatives is with the exchanges and clearinghouses.
(2) Used to determine the credit risk exposure if the counterparties were to default. The credit risk exposure is the cost of replacing, at current market rates, all contracts with a positive fair value.
(3) The credit risk associated with derivative assets subject to master netting arrangements is reduced by derivative liabilities due to the same counterparty in the event of default or early termination. Our overall exposure to credit risk reduced through master netting arrangements may change substantially following the reporting date as the exposure is affected by each transaction subject to the arrangement.
(4) Net replacement cost is positive replacement cost less the impact of master netting agreements.

The following table provides a summary of the credit default swap protection sold by credit rating of the underlying reference security:

As at December 31,	2018		2017
	Notional amount	Fair value	Notional amount	Fair value
Single name CDS contracts
AA	$48	$1	$67	$1
A	611	9	584	15
BBB	674	13	446	9
Total single name CDS contracts	$1,333	$23	$1,097	$25
CDS index contracts	$23	$—	$24	$—
Total credit default swap contracts	$1,356	$23	$1,121	$25
The following table summarizes our debt securities by credit quality:

As at December 31,	2018			2017
	Fair value through profit or loss	Available-for-sale	Total debt securities	Fair value through profit or loss	Available-for-sale	Total debt securities
Debt securities by credit rating:
AAA	$9,728	$5,919	$15,647	$8,579	$4,870	$13,449
AA	14,208	2,044	16,252	14,006	1,809	15,815
A	19,089	2,447	21,536	19,603	3,000	22,603
BBB	17,646	2,483	20,129	16,894	2,674	19,568
BB and lower	731	148	879	885	299	1,184
Total debt securities	$61,402	$13,041	$74,443	$59,967	$12,652	$72,619

Disclosure of mortgages and loans past due or impaired
The distribution of mortgages and loans past due or impaired is shown in the following tables:

	Gross carrying value			Allowance for losses
As at December 31, 2018	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$16,427	$30,332	$46,759	$—	$—	$—
Past due:
Past due less than 90 days	—	14	14	—	—	—
Past due 90 days or more	—	—	—	—	—	—
Impaired	31	93	124	25	50	75
Total	$16,458	$30,439	$46,897	$25	$50	$75

	Gross carrying value			Allowance for losses
As at December 31, 2017	Mortgages	Loans	Total	Mortgages	Loans	Total
Not past due	$15,482	$27,180	$42,662	$—	$—	$—
Past due:
Past due less than 90 days	—	71	71	—	—	—
Past due 90 days or more	—	—	—	—	—	—
Impaired	33	89	122	22	28	50
Total	$15,515	$27,340	$42,855	$22	$28	$50

Disclosure of changes in allowance for losses
The changes in the allowances for losses are as follows:

	Mortgages	Loans	Total
Balance, January 1, 2017	$23	$7	$30
Provision for (reversal of) losses	—	22	22
Write-offs, net of recoveries, and other adjustments	—	—	—
Foreign exchange rate movements	(1)	(1)	(2)
Balance, December 31, 2017	$22	$28	$50
Provision for (reversal of) losses	3	19	22
Write-offs, net of recoveries, and other adjustments	(2)	—	(2)
Foreign exchange rate movements	2	3	5
Balance, December 31, 2018	$25	$50	$75

Disclosure of equities by issue country
The carrying value of equities by issuer country is shown in the following table:

As at December 31,	2018			2017
	Fair value through profit or loss	Available-for-sale	Total equities	Fair value through profit or loss	Available-for-sale	Total equities
Canada	$2,651	$15	$2,666	$3,282	$53	$3,335
United States	508	388	896	765	671	1,436
United Kingdom	121	5	126	130	5	135
Other	734	212	946	901	213	1,114
Total equities	$4,014	$620	$4,634	$5,078	$942	$6,020